Consolidated Balance Sheet (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
CURRENT ASSETS:
Cash	$ 54,472	$ 18,794	$ 6,744	$ 336
Cash held in escrow	423,969	77,468
Other Receivables	69,712	25,456
Prepaid Expenses	11,621	19,774
Loans receivable - related parties			13,219	13,219
Total Current Assets	559,774	141,492	19,963	13,555
PROPERTY AND EQUIPMENT, Net accumulated Depreciation	40,460
OTHER ASSETS
Definite Life Intangible Assets	233,766	231,615
Deferred Stock Offering Costs	67,000	67,000
Deposits	10,466	10,360
Total Other Assets	311,232	308,975
TOTAL ASSETS	911,466	450,467	19,963	13,555
CURRENT LIABILITIES:
Accounts payable and accrued expenses			7,497
Loan payable - related party			38,235	22,235
Notes Payable -Related Party, Current Portion	1,705,201	728,001	25,500	5,000
Accounts Payable	568,175	548,501
Accrued Expenses	824,192	858,135
Total Current Liabilities	3,097,568	2,134,637	71,232	27,235
LONG TERM LIABILITIES
Notes Payable, Related Parties Less Current Portion
Total Long Term Liabilities
Total Liabilities	3,097,568	2,134,637
Commitments And Contingencies
STOCKHOLDER'S DEFICIENCY:
Preferred stock, $.0001 par value; 10,000,000 shares authorized; none issued and outstanding
Common stock, par value 1.0 DKK, 200,000,000 shares authorized, 7,854,947 and 5,814,945 issued and outstanding at March 31, 2014 and December 31, 2013, respectively	785	581	500	500
Additional paid-in capital	17,788,129	17,867,565	24,500	24,500
Accumulated Deficit	(19,947,180)	(19,521,126)	(76,269)	(38,680)
Non-controlled interest in subsidiary
Other Comprehensive Income, net	(27,836)	(31,190)
Total Stockholder's (Deficit)	(2,347,609)	(1,684,170)	(51,269)	(13,680)
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	$ 911,466	$ 450,467	$ 19,963	$ 13,555